Credit impairment (release)/charge - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) economic_scenario economicVariable	Dec. 31, 2020 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios, percentage	100.00%
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 752	£ 816
Amortised cost before modification	3,260	3,781
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	2	(21)
Carrying amount of financial assets for which loss allowance has changed to 12-month measurement	£ 419	£ 1,194
Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	5
Number of economic variables | economicVariable	8
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	8 years
Downside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	2
Upside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	2
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%